Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Statement of Cash Flows [Abstract]
Net loss	$ (1,048,433)	$ (2,072,798)	$ (2,795,806)	$ (5,297,247)
Items not affecting cash
Depreciation (Note 4)	102,423	125,895	205,122	252,060
Stock-based compensation (Note 7)	12,232	160,016	65,981	162,289
Accreted interest (Note 5)	127,403	8,260	641,840	16,197
Unrealized foreign exchange loss	(5,484)	885	(5,484)	883
Change in non-cash operating assets & liabilities
Accounts receivable	23,558	(79,846)	(63,477)	(55,761)
Investment tax credits	0	(45,000)	0	(90,000)
Prepaid expenses, sundry and other assets	0	0	102,375	31,723
Inventory	(19,654)	201,083	(35,350)	169,401
Accounts payable, accrued liabilities and employee costs payable	874,001	735,923	1,892,275	377,002
Deferred revenue	0	(817,784)	0	(892,784)
Cash flows used in operating activities	66,046	(1,783,366)	7,476	(5,326,237)
Financing activities
Repayment of 2013 Debenture (Note 5)	0	0	0	(300,000)
Proceeds from issuance of shares on exercise of 2018 Pre-Funded Warrants (Note 9)	0	1,500	0	27,953
Cash flows provided from (used in) financing activities	0	1,500	0	(272,047)
Investing activity
Purchase of property and equipment (Note 4)	0	(9,624)	0	(13,414)
Cash flows used in investing activities	0	(9,624)	0	(13,414)
Increase (decrease) in cash	66,046	(1,791,490)	7,476	(5,611,698)
Cash, beginning of period	6,052	2,821,669	64,622	6,641,877
Cash, end of period	72,098	1,030,179	72,098	1,030,179
Supplemental cash flow information
Interest paid	0	44,331	0	90,754
Taxes paid	$ 0	$ 0	$ 0	$ 0